Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Millions	Jan. 31, 2020	Jan. 31, 2019
Deferred tax assets:
Accrued liabilities	$ 5.9	$ 4.5
Intangible assets	77.3	83.3
Net operating loss carryforward	36.4	19.1
Inventory capitalization	0.6	0.8
Interest expense limitation	8.7	1.9
Other	2.2	0.6
Gross deferred tax assets	131.1	110.2
Deferred tax liabilities:
Depreciation	(56.2)	(42.5)
Deferred tax liabilities	(56.2)	(42.5)
Net deferred tax asset before valuation allowance	74.9	67.7
Valuation allowance	$ (74.9)	$ (67.7)